Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Amortization Expenses of Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Goodwill and Other Long-Term Assets [Line Items]
Amortization expenses		$ 7,674	$ 8,258	$ 7,234
Cost of goods sold [Member]
Intangible Assets, Goodwill and Other Long-Term Assets [Line Items]
Amortization expenses		5,915	5,915	5,491
Other expenses and income [Member]
Intangible Assets, Goodwill and Other Long-Term Assets [Line Items]
Amortization expenses			590
Selling and marketing expenses [Member]
Intangible Assets, Goodwill and Other Long-Term Assets [Line Items]
Amortization expenses	[1]	$ 1,759	$ 1,753	$ 1,743

[1]	The Selling and marketing amortization expenses for the year ended December 31, 2025, 2024, and 2023 include $82 thousand, $78 thousand, and $67 thousand, respectively, which are associated with the amortization of in-licensed distribution rights, and $1,676 thousand for each of these years which are associated with the amortization of Customer Relations generated by the November 2021 Saol APA